Short-term Borrowings and Long-term Borrowings	12 Months Ended
Dec. 31, 2021
Short-term Borrowings and Long-term Borrowings
Short-term Borrowings and Long-term Borrowings

14. Short-term Borrowings and Long-term Borrowings

Borrowings consist of the following:

				Interest Rate	As of December 31,
	Maturity Date	Principal Amount		Per Annum	2020	2021
Secured borrowing (1)	December 31, 2022	RMB	94,550	6.1750%	98,717	—
Unsecured corporate loan (2)	June 30, 2022	RMB	401,073	6.1750%	412,921	—
Convertible debt (3)	May 1, 2028	US$	862,500	0.2500%	—	5,397,941
Secured bank loan (4)	September 28, 2029	RMB	600,000	4.8000%	—	600,000
Total borrowings					511,638	5,997,941

Classified as:

	As of December 31,
	2020	2021
– Short-term borrowings	—	37,042
– Long-term borrowings	511,638	5,960,899
Total	511,638	5,997,941
(1)	As the transaction in relation to Changzhou Manufacturing Base II did not qualify the sales accounting, the consideration received excluding the related taxes was treated as a secured borrowing and recorded as a short-term borrowing as of December 31, 2019. In June 2020, the Group entered into a series of supplemental agreements with the lessor. Pursuant to the supplemental agreements, the maturity date of the borrowing was extended to December 31, 2022. As a result, the borrowing was recorded as a long-term borrowing as of December 31, 2020. Upon the completion of acquisition of Changzhou Manufacturing Base Phase I and Phase II (See Note 11), the balance of secured borrowing of RMB101,882 was settled as the lease agreements were terminated in November 2021.
(2)	Pursuant to the supplemental agreements of the convertible loan in June 2020 (Note 17), the conversion right in relation to convert the outstanding principal of the convertible loan into equity interest of Beijing CHJ was waived. In addition, the maturity date of the convertible loan was extended to June 30, 2022. As a result, the convertible loan was extinguished, and a new loan was recorded as a long-term borrowing as of December 31, 2020. The balance of unsecured corporate loan and accrued interest was RMB412,921 as of December 31, 2020. The Company fully repaid the outstanding principal and accrued interest of RMB429,692 in August 2021.
(3)	In April 2021, the Company issued and sold convertible debt in an aggregate principal of US$862,500 through a private placement (Note 17). The convertible debt will mature in 2028, bearing the interest at a rate of 0.25% per annum. The related interest is payable semiannually in arrears on May 1 and November 1 of each year, beginning on November 1, 2021. The net proceeds from this offering were approximately US$844,876, equivalent to RMB5,533,238.

The convertible debt may be converted, at an initial conversion rate of 35.2818 ADS per US$1,000 principal amount (which represents an initial conversion price of approximately US$28.34 per ADS) at each holder’s option at any time on or after November 1, 2027, until the close of business on the second scheduled trading day immediately preceding the maturity date of May 1, 2028. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, either cash, ADSs, or a combination of cash and ADSs, at its election.

Holders of the convertible debt have the rights to require the Company to repurchase all or a portion for their convertible debt on May 1, 2024 and May 1, 2026 or in the event of certain fundamental changes, at a repurchase price equal to 100% of the principal amount of the convertible debt to be repurchased, plus accrued and unpaid interest.

14. Short-term Borrowings and Long-term Borrowings (Continued)

The Company accounted for the convertible debt as single instruments measured at its amortized cost as long-term borrowings on the consolidated balance sheets. The issuance costs were recorded as an adjustment to the long-term borrowings and are amortized as interest expense using the effective interest method over the contractual life to the maturity date (i.e., May 1, 2028). For the year ended December 31, 2021, the convertible debt related interest expense was US$3,353 (RMB21,369). As of December 31, 2021, the principal amount of the convertible debt was RMB5,499,041 and the unamortized debt issuance cost was RMB101,100, respectively.

(4)	In September 2021, the Group entered into a loan facility agreement with a commercial bank in the PRC, which allows the Group to draw borrowings up to RMB1,009,900 as of periods ended September 28, 2029. The borrowings bear annual interest rate of 4.8% and were guaranteed by certain production facilities and toolings of the Group. As of December 31, 2021, the outstanding loan principal was RMB600,000, of which RMB37,042 will be due in 2022 and the remaining RMB562,958 will be due in 2023 and thereafter. The unused credit limits under these facilities was RMB409,900 as of December 31, 2021.

As of December 31, 2020 and 2021, the secured bank loan was classified as follows:

	As of December 31,
	2020	2021
Secured bank loan
– Current portion	—	37,042
– Non-current portion	—	562,958
Total	—	600,000